Consolidated Balance Sheets (USD $) In Thousands	Jul. 02, 2011	Jul. 03, 2010
Current assets
Cash and cash equivalents	$ 639,765	$ 585,443
Short-term investments	0	23,511
Accounts and notes receivable, less allowances of $42,436 and $36,573	2,898,283	2,617,352
Inventories	2,073,766	1,771,539
Prepaid expenses and other current assets	72,496	70,992
Prepaid income taxes	48,572	7,421
Total current assets	5,732,882	5,076,258
Plant and equipment at cost, less depreciation	3,512,389	3,203,823
Other assets
Goodwill	1,633,289	1,549,815
Intangibles, less amortization	109,938	106,398
Restricted cash	110,516	124,488
Prepaid pension cost	0	0
Other assets	286,541	252,919
Total other assets	2,140,284	2,033,620
Total assets	11,385,555	10,313,701
Current liabilities
Notes payable	181,975	0
Accounts payable	2,183,417	1,953,092
Accrued expenses	856,569	870,114
Deferred income taxes	146,083	178,022
Current maturities of long-term debt	207,031	7,970
Total current liabilities	3,575,075	3,009,198
Other liabilities
Long-term debt	2,279,517	2,472,662
Deferred income taxes	204,223	271,512
Other long-term liabilities	621,498	732,803
Total other liabilities	3,105,238	3,476,977
Commitments and contingencies
Shareholders' equity
Preferred stock, par value $1 per share Authorized 1,500,000 shares, issued none	0	0
Common stock, par value $1 per share Authorized 2,000,000,000 shares, issued 765,174,900 shares	765,175	765,175
Paid-in capital	887,754	816,833
Retained earnings	7,681,669	7,134,139
Accumulated other comprehensive loss	(259,958)	(480,251)
Treasury stock, 173,597,346 and 176,768,795 shares, at cost	(4,369,398)	(4,408,370)
Total shareholders' equity	4,705,242	3,827,526
Total liabilities and shareholders' equity	$ 11,385,555	$ 10,313,701